Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of weighted-average number of shares outstanding
	As of March 31,
	2022	2021
Shares issuable upon exchange of Exchangeable Shares	306,852	1,647,287
Shares of common stock issuable upon conversion of Convertible Notes	12,370,370	612,609
Warrants	5,813,804	5,813,804
Unvested restricted stock units	627,840	664,258
Unvested restricted stock awards	6,679	33,062
Total	19,125,545	8,771,020

	December 31, 2021	December 31, 2020
Shares issuable upon exchange of Exchangeable Shares	309,286	2,667,349
Warrants	5,813,804	5,813,804
Restricted Stock Units	683,767	694,512
Restricted Stock Awards	32,394	64,289
Shares of common stock issuable in upon conversion of Convertible Notes	12,484,395	1,319,368
Total	19,323,646	10,559,322